Income Taxes (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of income (loss) before provision for income taxes
	December 31, 2022	December 31, 2021
U.S.	$(73,317)	$23,403
Foreign	–	–
Income (loss) before provision for income taxes	$(73,317)	$23,403

Schedule of income tax expense
	December 31, 2022	December 31, 2021
Current:
Federal	$–	$–
State	8	2
Foreign	–	–
Total current income tax expense	$8	$2
Deferred:
Federal	$–	$–
State	–	–
Foreign	–	–
Total deferred income tax expense	–	–
Income tax expense	$8	$2

Schedule of reconciliation between the provision for income tax expense
	December 31, 2022	December 31, 2021
Tax provision at U.S. federal statutory rate	21.00%	21.00%
Nondeductible expenses	(0.93)	0.11
Fair value adjustments on earnout interests liability	8.22	(65.06)
Fair value adjustments on derivative liability	1.96	(16.60)
Fair value adjustments on convertible notes	–	12.66
Transaction costs	–	(21.91)
Research and development credit	3.10	(3.18)
State taxes, net of federal benefit	10.41	(20.33)
Change in valuation allowance adjustment	(44.79)	92.00
Other	1.02	1.32
Effective tax rate	(0.01)%	0.01%

Schedule of components of deferred tax assets and liabilities
	December 31, 2022	December 31, 2021
Deferred tax assets:
Net operating loss carryover	$39,061	$18,649
General business and other tax credits	5,622	1,180
Capitalized research and development	5,937	–
Intangible assets	2,236	2,376
Fair value adjustments	199	–
Lease liabilities	1,811	–
Stock based compensation	1,092	188
Other non-current deferred tax assets	2,747	415
Subtotal	58,705	22,808
Valuation allowance	(54,572)	(21,530)
Total	$4,133	$1,278

Deferred tax liabilities:
Fixed assets	$(998)	$(1,278)
Operating lease right-of-use asset	(1,770)	–
Other non-current deferred tax liabilities	(1,365)	–
Total	$(4,133)	$(1,278)

Net deferred tax asset	$–	$–